Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses and Credit Quality Information [Abstract]
Allowance for Loan Losses and Credit Quality Information

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2009	$1,000	14,329	1,278	7,205	23,812
Provision for losses	1,399	16,692	481	14,809	33,381
Charge-offs	(254)	(7,095)	(907)	(7,006)	(15,262)
Recoveries	0	664	72	161	897

Balance, December 31, 2010	2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084

Balance, December 31, 2011	3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Allocated to:
Specific reserves	$1,086	3,559	367	1,621	6,633
General reserves	2,632	10,063	792	3,768	17,255

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Allocated to:
Specific reserves	$571	2,591	537	1,114	4,813
General reserves	2,250	10,997	609	2,939	16,795

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Loans receivable at December 31, 2011:
Individually reviewed for impairment	$6,241	30,495	1,205	6,855	44,796
Collectively reviewed for impairment	112,825	259,419	60,956	102,404	535,604

Ending balance	$119,066	289,914	62,161	109,259	580,400

Loans receivable at December 31, 2012:
Individually reviewed for impairment	$4,687	28,195	1,823	2,395	37,100
Collectively reviewed for impairment	92,350	216,712	52,152	77,459	438,673

Ending balance	$97,037	244,907	53,975	79,854	475,773

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2012
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$1,004	13,915	33	0	14,952	82,085	97,037
Commercial real estate:
Residential developments	744	36,210	0	0	36,954	9,389	46,343
Alternative fuels	0	11,041	0	0	11,041	2,870	13,911
Other	17,170	19,324	0	0	36,494	148,159	184,653

Consumer	0	1,543	123	157	1,823	52,152	53,975
Commercial business:
Construction/development	0	140	0	0	140	402	542
Banking	0	958	0	0	958	0	958
Other	1,224	11,850	134	0	13,208	65,146	78,354

	$20,142	94,981	290	157	115,570	360,203	475,773

	December 31, 2011
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$8,870	11,129	738	0	20,737	98,329	119,066
Commercial real estate:
Residential developments	444	39,709	1,113	0	41,266	11,480	52,746
Alternative fuels	0	0	0	0	0	18,882	18,882
Other	5,789	19,607	0	0	25,396	192,890	218,286

Consumer	0	857	224	124	1,205	60,956	62,161
Commercial business:
Construction/development	0	2,722	0	0	2,722	2,064	4,786
Banking	0	3,750	1,149	0	4,899	0	4,899
Other	3,203	8,056	0	0	11,259	88,315	99,574

	$18,306	85,830	3,224	124	107,484	472,916	580,400

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2012
1-4 family	$1,172	240	0	1,412	95,625	97,037	0
Commercial real estate:
Residential developments	0	0	0	0	46,343	46,343	0
Alternative fuels	0	0	0	0	13,911	13,911	0
Other	49	0	289	338	184,315	184,653	0

Consumer	591	80	0	671	53,304	53,975	0
Commercial business:
Construction/development	45	0	0	45	497	542	0
Banking	0	0	0	0	958	958	0
Other	1,441	106	7,546	9,093	69,261	78,354	7,423

	$3,298	426	7,835	11,559	464,214	475,773	7,423

2011
1-4 family	$1,876	305	1,297	3,478	115,588	119,066	0
Commercial real estate:
Residential developments	107	290	8,211	8,608	44,138	52,746	0
Alternative fuels	0	0	0	0	18,882	18,882	0
Other	350	79	5,184	5,613	212,673	218,286	0

Consumer	658	374	387	1,419	60,742	62,161	0
Commercial business:
Construction/development	286	0	0	286	4,500	4,786	0
Banking	0	0	1,149	1,149	3,750	4,899	0
Other	351	112	2,877	3,340	96,234	99,574	0

	$3,628	1,160	19,105	23,893	556,507	580,400	0

At December 31, 2012, there was one commercial business line of credit loan with an outstanding balance of $7.4 million that was past due more than 90 days and still accruing interest. This loan was considered to be in the process of collection as funds to fully pay off the loan were held in escrow at December 31, 2012 and were received by the Company in January 2013.

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,617	1,617	0	2,973	66
Commercial real estate:
Residential developments	10,714	15,530	0	10,744	386
Alternative fuels	0	0	0	0	0
Other	640	640	0	2,669	22
Consumer	393	400	0	390	26
Commercial business:
Construction/development	37	692	0	120	0
Banking	0	0	0	460	0
Other	99	880	0	908	0

Loans with an allowance recorded:
1-4 family	3,070	3,114	571	3,638	61
Commercial real estate:
Residential developments	14,061	16,545	1,669	14,514	242
Alternative fuels	0	0	0	0	0
Other	2,780	3,133	921	3,973	10
Consumer	1,430	1,430	537	1,301	85
Commercial business:
Construction/development	0	0	0	66	0
Banking	0	0	0	0	0
Other	2,259	3,010	1,115	3,594	48

Total:
1-4 family	4,687	4,731	571	6,611	127
Commercial real estate:
Residential developments	24,775	32,075	1,669	25,258	628
Alternative fuels	0	0	0	0	0
Other	3,420	3,773	921	6,642	32
Consumer	1,823	1,830	537	1,691	111
Commercial business:
Construction/development	37	692	0	186	0
Banking	0	0	0	460	0
Other	2,358	3,890	1,115	4,502	48

	$37,100	46,991	4,813	45,350	946

	December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$2,651	2,972	0	1,611	91
Commercial real estate:
Residential developments	6,900	9,855	0	6,679	94
Alternative fuels	0	0	0	906	0
Other	3,745	4,381	0	1,174	144
Consumer	489	489	0	216	21
Commercial business:
Construction/development	340	2,311	0	294	0
Banking	1,149	3,248	0	854	0
Other	598	1,607	0	878	19

Loans with an allowance recorded:
1-4 family	3,590	3,590	1,086	4,212	157
Commercial real estate:
Residential developments	13,889	14,017	2,546	17,514	373
Alternative fuels	0	0	0	1,998	0
Other	5,961	8,272	1,013	6,408	97
Consumer	716	716	367	403	54
Commercial business:
Construction/development	0	0	0	2,443	0
Banking	0	0	0	3,424	0
Other	4,768	7,145	1,621	9,740	45

Total:
1-4 family	6,241	6,562	1,086	5,823	248
Commercial real estate:
Residential developments	20,789	23,872	2,546	24,193	467
Alternative fuels	0	0	0	2,904	0
Other	9,706	12,653	1,013	7,582	241
Consumer	1,205	1,205	367	619	75
Commercial business:
Construction/development	340	2,311	0	2,737	0
Banking	1,149	3,248	0	4,278	0
Other	5,366	8,752	1,621	10,618	64

	$44,796	58,603	6,633	58,754	1,095

At December 31, 2012, 2011 and 2010, non-accruing loans totaled $30.0 million, $34.0 million and $68.1 million, respectively, for which the related allowance for loan losses was $3.9 million, $5.2 million and $25.0 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $10.3 million, $14.8 million and $8.1 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $2.4 million, $3.2 million and $5.0 million in 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company recognized interest income on these loans of $0.5 million, $0.7 million and $1.3 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2012	2011
1-4 family	$2,492	4,435
Commercial real estate:
Residential developments	23,652	13,412
Other	1,891	9,246
Consumer	300	699
Commercial business:
Construction/development	37	340
Banking	0	1,149
Other	1,603	4,712

	$29,975	33,993

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. No additional loans modified since December 31, 2010 were identified as TDR’s as a result of adopting these provisions.

At December 31, 2012, 2011 and 2010, there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $33.1 million, $29.2 million and $19.3 million, respectively. Had these loans been performing in accordance with their original terms throughout 2012, 2011 and 2010, the Company would have recorded gross interest income of $2.5 million, $2.5 million and $1.2 million, respectively. During 2012, 2011 and 2010, the Company recorded interest income of $0.9 million, $0.6 million and $0.8 million on these loans, respectively. For the loans that were modified in 2012, $5.7 million are classified and performing, and $13.7 million are non-performing at December 31, 2012.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2012	2011
1-4 family	$3,600	3,805
Commercial real estate:
Residential developments	22,843	14,460
Other	3,032	5,598
Consumer	1,814	578
Commercial business:
Construction/development	88	385
Other	1,678	4,378

	$33,055	29,204

There were no material commitments to lend additional funds to customers whose loans were restructured or classified as non-accrual at December 31, 2012 or December 31, 2011.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDR’s after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDR’s are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDR’s are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the period ending December 31, 2012 and 2011:

	Year ended December 31, 2012			Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	33	$3,991	3,979	17	$4,567	4,246
Commercial real estate:
Residential developments	11	16,280	12,585	11	8,118	7,908
Other	6	2,814	2,586	9	7,473	6,432
Consumer	28	1,715	1,729	17	626	598
Commercial business:
Construction /development	1	92	0	3	2,361	1,096
Other	6	786	786	21	10,316	8,849

Total	85	$25,678	21,665	78	$33,461	29,129

Loans that were restructured within the 12 months preceding December 31, 2012 and 2011 and defaulted during the year are presented in the table below:

	Year ended December 31, 2012		Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	1	$250
Commercial real estate:
Residential developments	0	0	5	4,501
Other	2	159	3	4,465
Consumer	0	0	1	4
Commercial business:
Other	3	301	3	506

Total	5	$460	13	$9,726

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDR’s are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added to general reserves as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDR’s was $3.7 million, or 17.2%, of the total $21.6 million in allowance for loan losses at December 31, 2012, and $3.5 million, or 14.6%, of the total $23.9 million in allowance for loan losses at December 31, 2011.